SALES (Tables)	3 Months Ended
Mar. 31, 2019
Revenue [abstract]
Schedule of sales by product line
	For the three	For the three
	months ended	months ended
	March 31, 2019	March 31, 2018
	$	$
Dried Cannabis	2,275,231	152,251
Cannabis Oils	332,527	213,872
Other	1,801	7,095
Total	2,609,559	373,218